UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23264
Investment Company Act file number

140 East 45th Street, 15th
Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Arthur Chong, Esq.
General Counsel and Secretary
140 East 45th Street, 15th
Floor
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:
646-679-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Altaba, Inc.

/s/ Thomas J McInerney
Thomas J McInerney, Chief Executive Officer*

Date: August 9, 2021

* Print the name and title of each signing officer under his or her signature.